SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - One Eighty Holdings Ltd [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Accrued payroll	$ 78,606	$ 31,615	$ 33,777
Other accrual	95,120	10,456	8,087
Service payable	301,943	287,889	100,405
Other payable	7,895	16,213	107,216
Accrued liabilities and other payables	$ 483,564	$ 346,173	$ 249,485